Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 497,044	$ 581,397	$ 549,326
Issues of ordinary shares during the period
Exercise of share options, (in shares) | shares	0
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, (in shares) | shares	650,454,551	648,696,070	583,949,612
Beginning balance	$ 1,165,309	$ 1,163,153	$ 1,051,450
Issues of ordinary shares during the period
Exercise of share options		$ 209	$ 9,223
Transfer to employee share trust, (in shares) | shares			3,450,000
Share based compensation for services rendered, (in shares) | shares		1,758,481	1,187,168
Share based compensation for services rendered		$ 1,698	$ 1,867
Transaction costs arising on share issue	$ (5,327)	$ 21	$ (1,312)
Total contributions of equity during the period, (in shares) | shares	163,750,274	1,758,481	64,746,458
Total contributions of equity during the period	$ 83,814	$ 1,928	$ 106,809
Share options reserve transferred to equity on exercise of options		$ 228	$ 4,894
Placement Agreement | Issued Capital
Issues of ordinary shares during the period
Placement of shares under a share placement agreement, (in shares) | shares	163,750,274		60,109,290
Placement of shares under a share placement agreement	$ 89,141		$ 97,031